Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Reconciliation Property Plant and Equipment
	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Non-current assets
Plant and equipment - at cost	4,643,268	4,385,521
Less: Accumulated depreciation	(2,135,021)	(1,769,441)

	2,508,247	2,616,080

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Non-Current Assets
Plant and equipment - at cost	4,385,521	4,206,168
Less: Accumulated depreciation	(1,769,441)	(1,180,998)

Total	2,616,080	3,025,170

Schedule of Reconciliation Property Plant and Equipment

Reconciliations of the written down values at the beginning and end of the current financial half-year are set out below:

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Opening balance	2,616,080	3,025,170
Additions	11,822	176,113
Foreign exchange movement	143,378	7,182
Depreciation expense	(263,033)	(592,385)

Closing balance	2,508,247	2,616,080

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Opening balance	3,025,170	3,118,808
Additions	176,113	283,655
Foreign exchange movement	7,182	98,474
Depreciation expense	(592,385)	(456,904)
Disposals	-	(18,863)

Carrying amount at end of period	2,616,080	3,025,170